Basic and diluted (loss) earnings per share (Details) - Schedule of loss earnings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of loss earnings [Abstract]
(Loss) earnings for the purpose of basic and diluted (loss) earnings per share	$ (1,226,855)	$ (87,056)	$ 2,508